DEFERRED GOVERNMENT GRANTS - Movements of Deferred Grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
DEFERRED GOVERNMENT GRANTS
Balance at beginning of the year	$ 2,268	¥ 15,792	¥ 22,435	¥ 30,993
Additions			500	2,877
Decrease due to disposal of subsidiaries				(3,573)
Recognized as a reduction of depreciation expense	(1,047)	(7,291)	(7,143)	(7,862)
Balance at end of the year	$ 1,221	¥ 8,501	¥ 15,792	¥ 22,435